SUBSEQUENT EVENT (Details) - USD ($) $ / shares in Units, $ in Millions	Feb. 07, 2023	Aug. 31, 2022	Aug. 17, 2022	Mar. 01, 2022	Feb. 15, 2022
SUBSEQUENT EVENT
Date to paid for dividend payable		Aug. 31, 2022		Mar. 01, 2022
Date of record for dividend payable			Dec. 31, 2022		Feb. 15, 2022
Subsequent Event
SUBSEQUENT EVENT
Date declared for dividend payable	Feb. 07, 2023
Date to paid for dividend payable	Mar. 07, 2023
Date of record for dividend payable	Feb. 21, 2023
Dividend payable (per share)	$ 0.18
Aggregate amount of dividend	$ 5.7